Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Huntington Ingalls Industries Inc.	189,531	$42,769,565

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	484,528	36,649,698
Expeditors International of Washington Inc.	707,330	51,592,650

		88,242,348

Auto Components — 0.1%
Lear Corp.	138,707	16,335,523

Banks — 0.2%
East West Bancorp. Inc.	730,690	31,361,215

Beverages — 3.5%
Brown-Forman Corp., Class B, NVS	513,675	33,655,986
Monster Beverage Corp.(a)	785,537	44,092,192
PepsiCo Inc.	2,859,530	392,241,730

		469,989,908

Biotechnology — 3.9%
Amgen Inc.	1,182,405	252,147,866
Biogen Inc.(a)	396,439	118,420,294
Celgene Corp.(a)	1,014,824	109,631,437
Regeneron Pharmaceuticals Inc.(a)	153,932	47,146,293

		527,345,890

Building Products — 0.5%
Allegion PLC	374,146	43,415,902
AO Smith Corp.	523,238	25,994,464

		69,410,366

Capital Markets — 6.8%
Ameriprise Financial Inc.	779,710	117,650,442
BlackRock Inc.(b)	578,990	267,319,683
Eaton Vance Corp., NVS	586,098	26,726,069
FactSet Research Systems Inc.(c)	270,711	68,630,653
Franklin Resources Inc.	1,594,424	43,926,381
MarketAxess Holdings Inc.	256,503	94,544,441
SEI Investments Co.	916,462	54,914,403
T Rowe Price Group Inc.	1,609,432	186,372,225
TD Ameritrade Holding Corp.	1,465,086	56,230,001

		916,314,298

Chemicals — 2.0%
Air Products & Chemicals Inc.	454,933	97,019,012
Celanese Corp.	312,076	37,808,007
LyondellBasell Industries NV, Class A	913,954	81,981,674
PPG Industries Inc.	455,908	57,043,209

		273,851,902

Commercial Services & Supplies — 0.7%
Copart Inc.(a)	797,881	65,936,886
Rollins Inc.	634,136	24,166,923

		90,103,809

Communications Equipment — 0.1%
F5 Networks Inc.(a)	99,912	14,395,321

Containers & Packaging — 0.4%
Avery Dennison Corp.	191,585	24,496,058
Packaging Corp. of America	215,947	23,637,559

		48,133,617

Electric Utilities — 1.8%
OGE Energy Corp.	2,643,903	113,846,463

Security	Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corp.	1,433,855	$134,954,433

		248,800,896

Electrical Equipment — 0.8%
Rockwell Automation Inc.	634,773	109,174,608

Electronic Equipment, Instruments & Components — 0.3%
TE Connectivity Ltd.	451,759	40,432,430

Energy Equipment & Services — 0.1%
Baker Hughes Co.	568,894	12,174,332

Entertainment — 2.8%
Activision Blizzard Inc.	967,569	54,212,891
Walt Disney Co. (The)	2,478,499	322,006,590

		376,219,481

Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities Inc.	227,461	49,509,161
Host Hotels & Resorts Inc.	1,231,113	20,177,942
National Retail Properties Inc.	245,125	14,440,314
Prologis Inc.(c)	1,095,336	96,126,688
Public Storage	438,308	97,681,321
Simon Property Group Inc.	545,199	82,150,585

		360,086,011

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	713,320	211,934,505

Gas Utilities — 1.3%
Atmos Energy Corp.	1,610,834	181,186,608

Health Care Equipment & Supplies — 2.2%
Align Technology Inc.(a)(c)	163,382	41,219,645
Edwards Lifesciences Corp.(a)(c)	414,514	98,811,847
Intuitive Surgical Inc.(a)	179,052	99,006,804
ResMed Inc.	265,353	39,251,016
Varian Medical Systems Inc.(a)(c)	176,935	21,375,517

		299,664,829

Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)	200,774	28,475,776

Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants Inc.	296,705	33,311,070

Household Durables — 0.3%
NVR Inc.(a)	11,141	40,515,249

Industrial Conglomerates — 3.0%
3M Co.	2,459,091	405,725,424

Insurance — 5.3%
Aflac Inc.	3,621,999	192,545,467
Erie Indemnity Co., Class A, NVS	170,176	31,358,332
Globe Life Inc.(c)	483,245	47,034,236
Marsh & McLennan Companies Inc.	2,303,975	238,737,889
Progressive Corp. (The)	2,896,066	201,855,800

		711,531,724

Interactive Media & Services — 6.8%
Alphabet Inc., Class A(a)	179,663	226,159,784
Alphabet Inc., Class C, NVS(a)	188,609	237,668,087
Facebook Inc., Class A(a)	2,327,200	446,007,880

		909,835,751

Internet & Direct Marketing Retail — 1.9%
Booking Holdings Inc.(a)	124,462	254,994,012

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 10.6%
Accenture PLC, Class A	1,005,258	$186,394,938
Automatic Data Processing Inc.	696,593	113,008,282
Broadridge Financial Solutions Inc.	153,596	19,233,291
International Business Machines Corp.	1,149,627	153,739,619
Jack Henry & Associates Inc.	99,326	14,060,589
Mastercard Inc., Class A	1,733,437	479,832,696
Paychex Inc.	561,824	46,990,959
Visa Inc., Class A	2,350,657	420,438,511

		1,433,698,885

Life Sciences Tools & Services — 1.1%
Illumina Inc.(a)	228,715	67,589,857
Mettler-Toledo International Inc.(a)(c)	61,912	43,644,245
Waters Corp.(a)(c)	147,789	31,275,108

		142,509,210

Machinery — 2.4%
Cummins Inc.	525,677	90,668,769
Illinois Tool Works Inc.	1,347,162	227,104,570

		317,773,339

Media — 0.6%
CBS Corp., Class B, NVS	420,634	15,159,649
Fox Corp., Class A, NVS	492,717	15,786,652
Fox Corp., Class B(a)	241,974	7,559,268
Interpublic Group of Companies Inc. (The)	452,729	9,846,856
Omnicom Group Inc.	357,641	27,606,309

		75,958,734

Metals & Mining — 0.3%
Nucor Corp.	639,632	34,444,183

Oil, Gas & Consumable Fuels — 4.6%
Cimarex Energy Co.	111,645	4,713,652
Diamondback Energy Inc.	183,753	15,758,657
Exxon Mobil Corp.	4,842,026	327,175,697
HollyFrontier Corp.	170,862	9,387,158
Kinder Morgan Inc./DE	1,986,233	39,684,935
Marathon Petroleum Corp.	820,071	52,443,541
ONEOK Inc.	497,531	34,742,590
Phillips 66	649,722	75,900,524
Valero Energy Corp.	638,204	61,893,024

		621,699,778

Personal Products — 0.8%
Estee Lauder Companies Inc. (The), Class A	587,085	109,356,323

Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	2,699,739	154,884,026
Eli Lilly & Co.	1,439,404	164,020,086
Johnson & Johnson	4,049,496	534,695,452

		853,599,564

Professional Services — 0.2%
Robert Half International Inc.	557,615	31,934,611

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)(c)	715,693	38,325,360
Jones Lang LaSalle Inc.	99,676	14,604,528

		52,929,888

Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials Inc.	1,676,133	90,946,977
KLA Corp.	285,908	48,329,888
Lam Research Corp.	260,370	70,570,685
Maxim Integrated Products Inc.	399,819	23,453,382

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	833,677	$167,585,750
Skyworks Solutions Inc.	257,450	23,443,397
Texas Instruments Inc.	1,814,437	214,085,422
Xilinx Inc.	394,990	35,841,393

		674,256,894

Software — 2.4%
Intuit Inc.	473,797	122,002,728
Oracle Corp.	3,333,552	181,645,248
Paycom Software Inc.(a)(c)	70,810	14,978,439

		318,626,415

Specialty Retail — 4.2%
Best Buy Co. Inc.	700,396	50,309,445
Gap Inc. (The)	541,404	8,803,229
Ross Stores Inc.	1,370,750	150,330,153
TJX Companies Inc. (The)	4,861,490	280,264,898
Tractor Supply Co.	340,270	32,332,455
Ulta Salon Cosmetics & Fragrance Inc.(a)(c)	177,998	41,500,234

		563,540,414

Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	2,520,222	626,930,425
NetApp Inc.	431,318	24,102,050

		651,032,475

Textiles, Apparel & Luxury Goods — 3.7%
Capri Holdings Ltd.(a)(c)	350,098	10,877,545
Lululemon Athletica Inc.(a)	313,001	63,936,714
NIKE Inc., Class B	4,032,814	361,138,494
VF Corp.	804,642	66,213,990

		502,166,743

Tobacco — 1.2%
Altria Group Inc.	3,575,799	160,160,037

Trading Companies & Distributors — 0.6%
Fastenal Co.	2,269,241	81,556,522

Total Common Stocks — 99.7% (Cost: $12,171,024,158)		13,437,560,483

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(b)(d)(e)	40,205,653	40,225,756
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(b)(d)	28,779,000	28,779,000

		69,004,756

Total Short-Term Investments — 0.5% (Cost: $69,004,558)		69,004,756

Total Investments in Securities — 100.2% (Cost: $12,240,028,716)		13,506,565,239

Other Assets, Less Liabilities — (0.2)%		(31,527,636)

Net Assets — 100.0%		$13,475,037,603

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Quality Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	72,392,551	—		(32,186,898	)(a)	40,205,653	$40,225,756	$28,278	(b)	$(6,423)	$(1,787)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,762,000	3,017,000	(a)	—		28,779,000	28,779,000	114,026		—	—
BlackRock Inc.	477,287	114,269		(12,566)		578,990	267,319,683	1,653,303		264,933	(521,071)

							$336,324,439	$1,795,607		$258,510	$(522,858)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	231	12/20/19	$35,063	$455,209

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$13,437,560,483	$—	$—	$13,437,560,483
Money Market Funds	69,004,756	—	—	69,004,756

	$13,506,565,239	$—	$—	$13,506,565,239

Derivative financial instruments(a)
Assets
Futures Contracts	$455,209	$—	$—	$455,209

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3